Unaudited Interim Condensed Combined Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net (loss) / income	$ (494,247)	$ 585,975
Adjustments to reconcile net income to net cash (used in)/generated from operating activities:
Income tax expenses		79,484
Depreciation of property, plant and equipment	57,970	58,017
Amortization of right-of-use assets	85,784	70,107
Interest income	(40,096)	(53,285)
Reversal of allowance for credit losses		(10,757)
Interest expenses	31,466	38,823
Unrealized foreign exchange loss/(gain)		(52,544)
Changes in operating assets and liabilities:
Accounts receivable	(1,704,317)	(1,964,310)
Prepayments, deposits and other receivables	414,465	(131,789)
Amount due from related parties	(1,941)
Accounts payable	(94,593)	668,348
Other payables and accrued liabilities	(31,014)	206,564
Contract liabilities	(13,298)	(82,103)
Amounts due to related parties	(291,729)	719,695
Income tax received / (paid)	104,845	(94,470)
Net cash (used in) / generated from operating activities	(1,976,705)	37,755
Cash flows from investing activities:
Purchase of property, plant and equipment	(221)
Interest received	40,096	53,285
Net cash generated from investing activities	39,875	53,285
Cash flows from financing activities:
Advances from related parties		247,796
Repayments to related parties		(514,701)
Issue of shares – APIC	5,283,446
Issue of shares	2,110
Proceeds from bank borrowings		598,969
Repayments of bank borrowings	(100,368)	(87,993)
Interest paid on bank borrowings	(23,934)	(32,063)
Payments of principal portion of lease liabilities	(93,672)	(60,668)
Payments of interest portion of lease liabilities		(6,760)
Net cash generated from financing activities	5,067,582	144,580
Net change in cash and cash equivalent	3,130,752	235,620
Effect of exchange rate changes on cash and cash equivalents	(19,419)	14,072
BEGINNING OF YEAR	4,373,256	5,385,536
END OF YEAR	7,484,589	5,635,228
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash refund for income taxes	104,845	94,470
Cash paid for interest	$ 23,934	$ 32,063